Deposits - Narrative (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Deposits [Abstract]
Time Deposits, at or Above FDIC Insurance Limit	$ 1,200,000,000	$ 44,100,000,000
Time deposits mature in 2021	1,400,000,000
Time deposits mature in 2022	2,000,000
Time deposits mature in 2023	0
Time deposits mature in 2024	0
Time deposits mature in 2025	0
Time deposits mature in 2026 and thereafter	$ 0